Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 163	$ 237
Net interest (income) expense on net defined benefit (asset) liability	(64)	(27)
Impact of plan amendments	(1)	(2)
Gain on settlement		(1)
Administrative expenses	10	4
Benefits expense	108	211
Government pension plans expense	361	252
Defined contribution expense	271	176
Total annual pension and other employee future benefit expenses recognized in our Consolidated Statement of Income	740	639
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	6	8
Net interest (income) expense on net defined benefit (asset) liability	42	35
Impact of plan amendments	(51)
Remeasurement of other long-term benefits	9	(18)
Benefits expense	6	25
Total annual pension and other employee future benefit expenses recognized in our Consolidated Statement of Income	$ 6	$ 25